INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1Abstract
Tax loss carry forward	$ 1,558	$ 4,179	$ 4,130
Patents capitalized and amortized for tax purposes	4	10	16
Unrecognized deferred tax assets	$ 1,568	$ 4,189	$ 4,146